Granum Capital Management, LLC
126 East 56th Street
Twenty-Fifth Floor
New York, NY 10022

March 5, 2007

Via EDGAR Transmission

U.S. Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re: Granum Series Trust
File Nos. 333-20473 and 811-08029

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, Granum Series Trust (the “Trust”) hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated February 28, 2007, and filed electronically as Post-Effective Amendment No. 12 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, do not hesitate to contact the undersigned at (212) 407-3352.

Sincerely,

/s/Jonas B. Siegel

Jonas B. Siegel
Vice President, Treasurer, and Chief Financial Officer
Granum Capital Management, L.L.C.